Lease Liabilities - Summary Of Future Minimum Lease Payments (Details) - CAD ($)	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Nov. 11, 2020	Sep. 22, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	$ 29,655,483		$ 11,978,837	$ 1,084,533
Amounts representing interest over the term of the leases	(12,041,090)		(6,442,550)
Present value of net lease payments	17,614,393		5,536,287			$ 392,472
Less: Current portion	(849,935)		(146,935)			(135,325)
Long-term portion	16,764,458		5,389,352			$ 257,147
Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	28,410,243		11,894,631
Amounts representing interest over the term of the leases	(11,920,295)		(6,434,532)
Present value of net lease payments	16,489,948		5,460,099
Less: Current portion	(550,077)		(90,697)
Long-term portion	15,939,871		5,369,402
Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,220,422		59,304
Amounts representing interest over the term of the leases	(119,199)		(2,681)
Present value of net lease payments	1,101,223		56,623
Less: Current portion	(288,849)		(50,657)
Long-term portion	812,374		5,966
Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	24,818		24,902
Amounts representing interest over the term of the leases	(1,596)		(5,337)
Present value of net lease payments	23,222		19,565
Less: Current portion	(11,009)		(5,581)
Long-term portion	12,213		13,984
Not later than one year [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	2,195,487		829,121
Not later than one year [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,841,099		767,682
Not later than one year [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	342,213		53,004
Not later than one year [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	12,175		8,435
Later than one year and not later than two years [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	2,200,824	$ 94,320	872,234	870,061	$ 44,975
Later than one year and not later than two years [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,859,082		859,956
Later than one year and not later than two years [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	329,567		4,200
Later than one year and not later than two years [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	12,175		8,078
Later than two years and not later than three years [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	2,145,486		836,789
Later than two years and not later than three years [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,876,935		826,611
Later than two years and not later than three years [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	268,083		2,100
Later than two years and not later than three years [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	468		8,078
Later than three years and not later than four years [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	2,119,397		819,345	$ 948,546	$ 47,545
Later than three years and not later than four years [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,894,002		819,034
Later than three years and not later than four years [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	225,395
Later than three years and not later than four years [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	0		311
Later than four years and not later than five years [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,987,583		834,295
Later than four years and not later than five years [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	1,932,419		834,295
Later than four years and not later than five years [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	55,164
Later than four years and not later than five years [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	0
Later than five years [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	19,006,706		7,787,053
Later than five years [member] | Retail Warehouse And Production Facilities [Member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	19,006,706		$ 7,787,053
Later than five years [member] | Equipment [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	0
Later than five years [member] | Vehicles [member]
Disclosure Of Reconciliation Of Undiscounted Lease Liabilities To Present Value [Line Items]
Gross lease liabilities	$ 0